Total
Innovator Hedged Nasdaq-100 ETF
Innovator Hedged Nasdaq-100 ETF
Investment Objective
The Fund seeks to provide capital appreciation and a level of hedged downside protection.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator Hedged Nasdaq-100 ETF Innovator Hedged Nasdaq-100 ETF
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.79%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years
Innovator Hedged Nasdaq-100 ETF | Innovator Hedged Nasdaq-100 ETF | USD ($)	81	252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market circumstances, seeks to provide capital appreciation through exposure to the constituents in the Nasdaq-100® Index (the “Nasdaq-100”) while providing a level of downside or “hedged” protection.

The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that provide economic exposure to the Nasdaq-100. As further described below, to achieve its investment objective, the Fund intends to invest in:

(i)    a portfolio of common stocks that are representative of the Nasdaq-100 (the “Nasdaq-100 Portfolio”) to seek to provide capital appreciation. See “Nasdaq-100 Portfolio” below for additional information; and

(ii)   put and call option contracts (the “Options Portfolio”) with durations of approximately three months from January 1 to March 31, April 1 to June 30, July 1 to September 30 and October 1 to December 31 of each year (each, an “Options Portfolio Period”) that seek to provide a level of hedged downside protection for the Fund from 5% to 15% of Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”) losses over the term of the respective Options Portfolio Period. The Fund will forego upside returns of the Nasdaq-100 Portfolio beyond the level of the strike price of each sold call option on the Underlying ETF over an Option Portfolio Period. See “Options Portfolio Hedged Downside Protection” below for additional information.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Nasdaq-100 Portfolio Sought-After Capital Appreciation

The Sub-Adviser expects, under normal market circumstances, to invest the Fund’s net assets in the common stock of companies that comprise the Nasdaq-100 through the implementation of a representative sampling strategy that seeks to replicate the performance of the Nasdaq-100. The Nasdaq-100 includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Nasdaq-100 is a modified market capitalization-weighted index with significant exposure to large capitalization companies.

Through the Nasdaq-100 Portfolio, the Fund seeks to have full exposure to the returns of the Nasdaq-100, subject to the Fund’s hedging strategy and corresponding return, which is subject to the upside limitations described below. Through representative sampling, the Nasdaq-100 Portfolio is not expected to include each of the common stocks of the companies that comprise the Nasdaq-100 and the Fund’s position in an individual stock may be overweight or underweight as compared to the Nasdaq-100. However, the Sub-Adviser will seek to replicate the Nasdaq-100 by adjusting the Fund’s investment weightings of the securities in the Nasdaq-100 Portfolio so as to provide the Fund investment returns that are substantially similar to the Nasdaq-100 to invest in a manner that achieves a high degree of correlation with the performance of the Nasdaq-100. The Fund expects that any dividends the Fund receives from its investment in common stocks that comprise the Nasdaq-100 will be distributed to shareholders on a quarterly basis.

Options Portfolio Hedged Downside Protection

Hedging Strategy

The Fund seeks to provide shareholders with the potential for hedged downside protection against significant declines in the Nasdaq-100 Portfolio through an Options Portfolio that references the price return (i.e., the change in the price of a specified asset, excluding any dividends paid) of the Underlying ETF, a unit investment trust that seeks to track the investment results, before fees and expenses, of the Nasdaq-100. While the Sub-Adviser will seek to construct the Options Portfolio contracts on the Underling ETF, which has a substantially similar investment exposure to the Nasdaq-100 Portfolio, any differences between the return of the Nasdaq-100 Portfolio versus that of the Underlying ETF may cause investors to not receive the full benefit of the hedging strategy, which is also not guaranteed. See “Options Portfolio” and “Option Contracts Risk” Below. The Options Portfolio is structured to seek to provide the Fund with hedged downside protection against Underlying ETF losses between 5% and 15% for each Option Portfolio Period. The Fund will bear the first 5% of Underlying ETF losses and all Underlying ETF losses exceeding 15% on a one-to-one basis over an Option Portfolio Period. Such protection may only be realized by investors who continuously hold Shares from the commencement of the approximately three-month Options Portfolio Period until its conclusion. To the extent an investor purchases or sells Shares after the Options Portfolio contracts are entered into or before the expiration of an Option Portfolio Period, such investor may not receive the full sought-after hedging strategy. The sought-after downside hedged protection is not guaranteed and is provided prior to taking into account the Fund’s annual management fee of 0.79%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the sought-after hedged downside protection for investors. The Fund may not be successful in limiting losses for investors through its usage of put option contracts in the Options Portfolio.

The implementation of the sought-after hedged downside protection is paid for through the selling of call option contracts within the Options Portfolio. The Fund will forego upside returns of the Nasdaq-100 Portfolio beyond the level of the strike price of each sold call option on the Underlying ETF over an Option Portfolio Period. In a market environment where the level of the Nasdaq-100 is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the Nasdaq-100.

The sought-after hedging strategy is provided based on the Fund’s net asset value (“NAV”) on the day the respective put option contracts are entered into; however, the Fund’s shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract within the Options Portfolio expires, it may impact the sought-after hedged downside protection such investor receives.

See “Options Portfolio” and “Intra-Options Portfolio” below for additional information relating to the operation of the Options Portfolio.

Options Portfolio

The Fund, through the Options Portfolio, is designed to provide a level of sought-after hedged downside protection from losses over the duration of an Options Portfolio Period. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. A call option contract gives the buyer of the call option contract the right (but not the obligation) to buy, and the seller of the call option contract (i.e., the “writer”) the obligation to sell, a specified amount of an underlying security at a pre-determined price. A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the writer of the put option contract the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price. To implement the sought-after hedging strategy, the Fund will purchase and sell put option contracts and sell call option contracts.

The Sub-Adviser will manage the Options Portfolio to produce the sought-after hedging strategy by:

(i)    purchasing and selling put option contracts with differing strike prices to produce results that, prior to taking into account any fees or expenses charged to shareholders, provide the sought-after hedged downside protection between 5% and 15% of Underlying ETF losses over an Options Portfolio Period. The Fund creates the hedging strategy by buying a put option on the Underlying ETF at a higher strike price and selling a put option on the Underlying ETF at a relatively lower strike price, which results in the hedged downside protection between 5% and 15% of Underlying ETF losses. The purchased and sold put option contracts are designed to provide the sought-after hedging strategy provided by the Options Portfolio at the expiration of the option contracts; however, such protection is not guaranteed.

(ii)   selling call option contracts at the highest strike price possible to cover the premiums needed to offset the purchased put options. Sold call option contracts give the holder, in exchange for a premium, the right, but not the obligation, to purchase the reference asset from the seller at the strike price at a specified date. The sold call option contracts, along with the sold put option contracts described above, entitle the Fund to receive premiums to pay the costs of the purchased put option contracts. The Fund will forego upside returns of the Nasdaq-100 Portfolio beyond the level of the strike price of each sold call option on the Underlying ETF over an Option Portfolio Period.

The Options Portfolio will be comprised of FLEX Options that reference the Underlying ETF. FLEX Options are exchange-traded option contracts with uniquely customizable terms and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. The FLEX Options that comprise the Options Portfolio will have a duration of the Options Portfolio Period. Upon the expiration of an Options Portfolio, the Fund intends to purchase another Options Portfolio that provides the same return profile to the Fund for the next Options Portfolio Period.

While the Fund sells option contracts on the Underlying ETF, the Fund does not directly own shares of the Underlying ETF. As a result, these sold options are “uncovered” because the Fund has no direct position with which to fill the terms of the option contract should the option counterparty wish to exercise their right to the option. For the Fund’s sold put option contracts, the negative downside, if any, of the Fund’s sold put option contracts is covered between 5% and 15% by the Fund’s purchased put option contracts. For the Fund’s sold call option contracts, the Fund has unlimited loss potential that exists from the difference above the strike price to the then-current trading price of the Underlying ETF. However, as described above, the Fund owns a representative sampling of securities of the Nasdaq-100 with substantially the same investment exposure as the sold call options on the Underlying ETF. The Fund’s option contracts are cash settled European style option contracts that expire at each Options Portfolio Period and may only be exercised on the expiration date of the Options Portfolio Period. If a call option is exercised at the end of an Options Portfolio Period, the Fund will sell its holdings from the Nasdaq-100 Portfolio at the then current trading price and use the cash proceeds to make payment on the sold option obligations. As such, the Fund’s loss exposure in the event the Fund’s sold call option is exercised by a counterparty is equal to any negative difference between the Fund’s sale price of the underlying securities in the Nasdaq-100 Portfolio and the Underlying ETF strike price and any transaction costs. The Fund’s ability to use the sale of its holdings from the Nasdaq-100 Portfolio to make payment on the sold option obligations is not guaranteed.

Intra-Options Portfolio

The Fund’s hedging strategy is provided based on the Fund’s NAV at the outset of the Options Portfolio Period on the day the respective FLEX Option contracts are entered into and ends on the day they expire at the end of an Options Portfolio Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options do not change, the sought-after hedged downside protection relates to the Fund’s NAV on the first day of the Options Portfolio Period. The Fund’s sought-after hedged downside protection (through the Options Portfolio) may only be realized by investors who continuously hold Shares from the commencement of the approximately three-month Options Portfolio Period until its conclusion. Investors who purchase Shares after the Options Portfolio Period has begun or sell Shares prior to the Options Portfolio Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.

The value of the Fund’s FLEX Options is derived from the performance of the underlying reference asset, the Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF until the expiration date of the option contracts. The Fund’s NAV is dependent, in part on the value of the Options Portfolio, which is based principally upon the performance of the Underlying ETF. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the Underlying ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETF and the remaining time to the option contract’s expiration date, as well as trading conditions in the options market. As the price of the Underlying ETF changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. The Sub-Adviser generally anticipates that the Fund’s NAV, in part, will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

An investor that holds Shares through multiple Options Portfolio Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the expiration of each Options Portfolio, the Fund will enter into a new Options Portfolio based on the then-current price of the Underlying ETF and any gains experienced by the Underlying ETF above the strike price of the sold call option contract of the prior Options Portfolio will be forfeited. Similarly, an investor that holds Shares through multiple Options Portfolio Periods will be unable to recapture losses from prior Options Portfolio Periods because at the end of each Options Portfolio, a new level of hedged downside protection will be established between 5% and 15% of Underlying ETF losses based on the then-current price of the Underlying ETF and any losses experienced below 15% will be locked-in. Moreover, the quarterly imposition of a new upside limit on future gains may make it difficult to recoup any losses from the prior Options Portfolios such that, over multiple Options Portfolios, the Fund may have losses that exceed those of the Underlying ETF.

Concentration Policy

The Fund will not concentrate (i.e., invest 25% or more of its net assets) in the securities of issuers in any one industry or group of industries, except that the Fund will concentrate to approximately the same extent as the Nasdaq-100® Index concentrates in the securities of a particular industry or group of industries. As of the date of this prospectus, through the Nasdaq-100 Portfolio and the Fund’s use of FLEX Options on the Options Portfolio, the Fund is concentrated in the information technology sector.

Principal Risks
Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.